Leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases [Line Items]
Sublease income	¥ 707,009	$ 99,822
Sublease cost	858,098	121,154
Total operating lease expenses	24,498,055	3,458,858	¥ 10,933,292	¥ 3,498,048
Lease termination loss	¥ (478,933)	$ (67,620)